UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21915
                                                     ---------

                    Oppenheimer Baring SMA International Fund
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 11/30/2007
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

NOVEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                 Management
      Oppenheimer                                               Commentaries
      Baring SMA                                                    and
      International Fund                                         Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT                           [GRAPHIC]

            Listing of Investments

            Financial Statements

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United Kingdom                                                             16.4%
--------------------------------------------------------------------------------
Australia                                                                  15.4
--------------------------------------------------------------------------------
Japan                                                                      11.5
--------------------------------------------------------------------------------
Switzerland                                                                 8.2
--------------------------------------------------------------------------------
Singapore                                                                   7.8
--------------------------------------------------------------------------------
Greece                                                                      7.3
--------------------------------------------------------------------------------
Cyprus                                                                      4.5
--------------------------------------------------------------------------------
Germany                                                                     4.1
--------------------------------------------------------------------------------
Korea, Republic of South                                                    3.9
--------------------------------------------------------------------------------
Finland                                                                     3.8

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2007, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Tokyu Corp.                                                                 4.6%
--------------------------------------------------------------------------------
Standard Chartered plc                                                      4.4
--------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                              4.4
--------------------------------------------------------------------------------
Xstrata plc                                                                 4.3
--------------------------------------------------------------------------------
Julius Baer Holding AG                                                      4.2
--------------------------------------------------------------------------------
Tullow Oil plc                                                              4.1
--------------------------------------------------------------------------------
Software AG                                                                 4.0
--------------------------------------------------------------------------------
WorleyParsons Ltd.                                                          4.0
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                    4.0
--------------------------------------------------------------------------------
Piraeus Bank SA                                                             3.9

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2007, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                              43.5%
Asia                                42.0
Middle East/Africa                   8.1
Latin America                        6.4

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                 10 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES
--------------------------------------------------------------------------------

The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR ADVISER OR THE "WRAP-FREE" PROGRAM SPONSOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of the Fund incepted on 7/2/07.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 11 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur costs of distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, July 2, 2007 (commencement of operations) and held for the period ended November 30, 2007.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on June 1, 2007 and held for the six months ended November 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                 12 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

--------------------------------------------------------------------------------

                                        ENDING           EXPENSES
                       BEGINNING        ACCOUNT          PAID DURING
                       ACCOUNT          VALUE            PERIOD ENDED
                       VALUE            11/30/07         NOVEMBER 30, 2007 1,2
--------------------------------------------------------------------------------
Actual                 $ 1,000.00       $ 1,123.00       $ 0.00
--------------------------------------------------------------------------------
Hypothetical             1,000.00         1,025.07         0.00

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 152/365 [to reflect the period from July 2, 2007 (commencement of operations) to November 30, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The expense ratio for the period from July 2, 2007 (commencement of operations) to November 30, 2007 is as follows:

     EXPENSE RATIO
------------------------
        0.00%

The expense ratio reflects voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                 13 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF INVESTMENTS  November 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.2%
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--6.2%
China Hongxing
Sports Ltd.                                              102,000    $    64,869
--------------------------------------------------------------------------------
Peace Mark (Holdings)
Ltd.                                                      52,000         77,321
                                                                    ------------
                                                                        142,190

--------------------------------------------------------------------------------
ENERGY--11.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--7.6%
Aker Kvaerner                                              2,900         82,734
--------------------------------------------------------------------------------
WorleyParsons Ltd.                                         2,059         91,066
                                                                    ------------
                                                                        173,800

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.1%
Tullow Oil plc                                             6,802         93,835
--------------------------------------------------------------------------------
FINANCIALS--48.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.6%
Julius Baer Holding
AG                                                         1,160         97,260
--------------------------------------------------------------------------------
Man Group plc                                              6,832         78,096
                                                                    ------------
                                                                        175,356

--------------------------------------------------------------------------------
COMMERCIAL BANKS--12.6%
Bank of Cyprus Public
Co. Ltd.                                                   5,133        100,072
--------------------------------------------------------------------------------
Piraeus Bank SA                                            2,295         88,637
--------------------------------------------------------------------------------
Standard Chartered
plc                                                        2,558        100,658
                                                                    ------------
                                                                        289,367

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.6%
Bovespa Holding SA 1                                       4,200         79,422
--------------------------------------------------------------------------------
Hellenic Exchanges SA
Holding                                                    2,537         74,863
--------------------------------------------------------------------------------
Singapore Exchange
Ltd.                                                       9,000         88,298
                                                                    ------------
                                                                        242,583

--------------------------------------------------------------------------------
INSURANCE--4.0%
QBE Insurance
Group Ltd.                                                 3,141         90,875

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--14.1%
Capitaland Ltd.                                           18,000    $    87,406
--------------------------------------------------------------------------------
Emaar Properties                                          23,804         80,742
--------------------------------------------------------------------------------
Mitsui Fudosan
Co. Ltd.                                                   3,000         77,304
--------------------------------------------------------------------------------
Sun Frontier Fudousan
Co. Ltd.                                                      46         77,749
                                                                    ------------
                                                                        323,201

--------------------------------------------------------------------------------
HEALTH CARE--3.8%
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.8%
Lonza Group AG                                               755         88,129
--------------------------------------------------------------------------------
INDUSTRIALS--12.2%
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.9%
Doosan Heavy Industries
& Construction
Co. Ltd.                                                     577         88,407
--------------------------------------------------------------------------------
MACHINERY--3.7%
Cargotec Corp.,
B Shares                                                   1,629         85,626
--------------------------------------------------------------------------------
ROAD & RAIL--4.6%
Tokyu Corp.                                               15,000        104,486
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.0%
--------------------------------------------------------------------------------
SOFTWARE--4.0%
Software AG                                                1,118         91,265
--------------------------------------------------------------------------------
MATERIALS--11.5%
--------------------------------------------------------------------------------
METALS & MINING--11.5%
Oxiana Ltd.                                               24,369         86,356
--------------------------------------------------------------------------------
Xstrata plc                                                1,388         97,565
--------------------------------------------------------------------------------
Zinifex Ltd.                                               6,149         79,111
                                                                    ------------
                                                                        263,032

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,123,859)                                           98.3%     2,252,152
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                           1.7         38,829
                                                         -----------------------
NET ASSETS                                                 100.0%   $ 2,290,981
                                                         =======================


                 14 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United Kingdom                                            $   370,154      16.4%
Australia                                                     347,408      15.4
Japan                                                         259,539      11.5
Switzerland                                                   185,389       8.2
Singapore                                                     175,704       7.8
Greece                                                        163,500       7.3
Cyprus                                                        100,072       4.5
Germany                                                        91,265       4.1
Korea, Republic of South                                       88,407       3.9
Finland                                                        85,626       3.8
Norway                                                         82,734       3.7
United Arab Emirates                                           80,742       3.6
Brazil                                                         79,422       3.5
Hong Kong                                                      77,321       3.4
Bermuda                                                        64,869       2.9
                                                          ----------------------
Total                                                     $ 2,252,152     100.0%
                                                          ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 15 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

November 30, 2007
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $2,123,859)--see accompanying statement of investments     $ 2,252,152
---------------------------------------------------------------------------------------------------
Cash                                                                                        47,217
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Dividends                                                                                   14,112
                                                                                       ------------
Total assets                                                                             2,313,481

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Legal, auditing and other professional fees                                                 22,500
                                                                                       ------------
Total liabilities                                                                           22,500

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 2,290,981
                                                                                       ============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $       204
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               2,040,116
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           29,739
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              92,721
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                          128,201
                                                                                       ------------
NET ASSETS--applicable to 204,000 shares of beneficial interest outstanding            $ 2,290,981
                                                                                       ============

---------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $     11.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 16 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended November 30, 2007 1
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $117)                                   $    27,023
---------------------------------------------------------------------------------------------------
Interest                                                                                     2,716
                                                                                       ------------
Total investment income                                                                     29,739

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                 24,420
---------------------------------------------------------------------------------------------------
Management fees                                                                              4,963
---------------------------------------------------------------------------------------------------
Registration and filing fees                                                                 1,384
---------------------------------------------------------------------------------------------------
Shareholder communications                                                                     172
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    101
---------------------------------------------------------------------------------------------------
Other                                                                                        1,007
                                                                                       ------------
Total expenses                                                                              32,047
Less waivers and reimbursements of expenses                                                (32,047)
                                                                                       ------------
Net expenses                                                                                    --

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       29,739

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                 75,991
Foreign currency transactions                                                               16,730
                                                                                       ------------
Net realized gain                                                                           92,721
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                 44,056
Translation of assets and liabilities denominated in foreign currencies                     84,145
                                                                                       ------------
Net change in unrealized appreciation                                                      128,201

---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   250,661
                                                                                       ============

1. For the period from July 2, 2007 (commencement of operations) to November 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 17 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          PERIOD
                                                                                           ENDED
                                                                             NOVEMBER 30, 2007 1
                                                                                     (UNAUDITED)
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                                               $     29,739
---------------------------------------------------------------------------------------------------
Net realized gain                                                                         92,721
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                    128,201
                                                                                    ---------------
Net increase in net assets resulting from operations                                     250,661

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions             1,940,320

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                                         2,190,981
---------------------------------------------------------------------------------------------------
Beginning of period                                                                      100,000 2
                                                                                    ---------------
End of period (including accumulated net investment income
of $29,739 for the period ended November 30, 2007)                                  $  2,290,981
                                                                                    ===============

1. For the period from July 2, 2007 (commencement of operations) to November 30, 2007.

2. Reflects the value of the Manager's initial seed money investment on June 15, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 18 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    PERIOD ENDED
                                                                             NOVEMBER 30, 2007 1
                                                                                     (UNAUDITED)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $ 10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                      .15 3
Net realized and unrealized gain                                                            1.08
                                                                                         ----------
Total from investment operations                                                            1.23
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $ 11.23
                                                                                         ==========

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                         12.30%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                 $ 2,291
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                        $ 2,104
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                       3.39% 3
Total expenses                                                                              3.66% 6
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                                          0.00%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       40%

1. For the period from July 2, 2007 (commencement of operations) to November 30, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.05 and 1.25%, respectively, resulting from a dividend from Man Group plc.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. The period ended November 30, 2007 total expense ratio is higher than the anticipated total expense ratio for future fiscal years due to the Fund's limited operating history.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 19 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer SMA International Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end investment management company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager"). The Manager has entered into a sub-advisory agreement with Baring International Investment Ltd. (the "Sub-Advisor"). The Fund was organized on June 15, 2007 and began operations on July 2, 2007.

      Shares of the Fund may be purchased only by or on behalf of separately managed account clients ("wrap-fee" accounts) who have retained OFI Private Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. As of November 30, 2007, 100% of the shares were owned by the Manager and its affiliates.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after


                 20 | OPPENHEIMER BARING SMA INTERNATIONAL FUND the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in


                 21 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect


                 22 | OPPENHEIMER BARING SMA INTERNATIONAL FUND the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             PERIOD ENDED NOVEMBER 30, 2007 1,2
                                                         SHARES          AMOUNT
--------------------------------------------------------------------------------
Sold                                                    194,000     $ 1,940,320
Redeemed                                                     --              --
                                                     ---------------------------
Net increase                                            194,000     $ 1,940,320
                                                     ===========================

1. For the period from July 2, 2007 (commencement of operations) to November 30, 2007.

2. The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on June 15, 2007.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund (IMMF), for the period ended November 30, 2007, were as follows:

                                           PURCHASES         SALES
              ----------------------------------------------------
              Investment securities      $ 2,896,304     $ 865,214

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.56%, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended November 30, 2007, the Fund paid no fees to OFS for services to the Fund.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains the Sub-Advisor to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The Manager will pay the Sub-Advisor, in proportion to the Fund's assets comprising the "wrap-fee" strategy, a fee based on the investment management fee collected by OFI PI, pursuant to investment management agreements with clients or managed account program sponsors, who have retained OFI PI as part of a "wrap-fee" program.


                 23 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's class of shares.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program sponsor. During the period ended November 30, 2007, the Manager waived management fees in the amount of $4,963. During the period ended November 30, 2007, the Manager reimbursed expenses in the amount of $27,084.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of November 30, 2007, the Fund had no outstanding foreign currency contracts.


                 24 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 25 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC toll-free at 1-800-SEC-0330.


                 26 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that a fund's Board of Trustees, including a majority of the independent Trustees, request and evaluate, and that its Manager and Sub-Adviser provide, such information as may be reasonably necessary to evaluate the terms of the fund's investment advisory agreement.

      In approving the Fund's initial investment advisory and sub-advisory agreements (the "Agreements"), the Board of Trustees (the "Board") considered information provided by the Manager and Sub-Advisor on the following factors:
(i) the nature, quality and extent of the Manager's and Sub-Advisor's services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's and Sub-Advisor's key personnel who will provide such services. The Manager's and Sub-Advisor's duties include providing the Fund with the services of the portfolio manager and the investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager and Sub-Advisor are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager and Sub-Advisor also provide the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services expected to be provided by the Manager and Sub-Advisory and the quality of the Manager's and Sub-Advisor's resources that will be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in


                 27 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

the United States. The Board evaluated the Manager's and Sub-Advisor's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Advisor's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Christopher J. D. Lees and Nudgem Richyal, the portfolio managers for the Fund, and the investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund will benefit from the services to be provided under the Agreements and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and to the Sub-Advisor, and the other expenses that will be borne by the Fund. The Board also evaluated the services to be provided, and the comparability of the fees that, absent the waiver described below, would be charged, to the Fund to the services and fees for other clients or accounts advised by the Manager. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program's sponsor and their program's sponsor has retained OFI Private Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts for a negotiated fee pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor. The Board also noted that the Manager, not the Fund, pays the Sub-Advisor's fee under the sub-advisory agreement.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Advisor, the costs associated with the personnel and systems necessary to manage


                 28 | OPPENHEIMER BARING SMA INTERNATIONAL FUND the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager and Sub-Advisor may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager and the Sub-Advisor within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager and the Sub-Advisor would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates and the Sub-Advisor are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreements for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                 29 | OPPENHEIMER BARING SMA INTERNATIONAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund's Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring SMA International Fund

By:
         /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian w. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008